Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Taxation [Abstract]
Schedule of Deferred Tax Liabilities	The movements in deferred tax assets/(liabilities) during the year are as follows:
	Provision for defined benefit obligations	Fair value adjustments arising from acquisition of a subsidiary	Depreciation allowance in excess of related depreciation	Right-of-use assets	Total
	US$	US$	US$	US$	US$
At December 31, 2021	(8,601)	(284,338)	(3,596)	-	(296,535)
Effect of adoption of amendments to IAS 12	-	-	-	(71,874)	(71,874)

At January 1, 2022 (restated)	(8,601)	(284,338)	(3,596)	(71,874)	(368,409)
Deferred tax credited/(charged) to profit or loss (restated)	-	281,791	(1,496)	(50,682)	229,613
Deferred tax charged to other comprehensive (loss)/income	(23,148)	-	-	-	(23,148)
Exchange realignment (restated)	1,290	2,547	11	(522)	3,326
Gross deferred tax liabilities at December 31, 2022 and January 1, 2023 (restated)	(30,459)	-	(5,081)	(123,078)	(158,618)

Deferred tax credited to profit or loss	-	-	1,360	68,519	69,879
Deferred tax credited to other comprehensive (loss)/income	4,920	-	-	-	4,920
Exchange realignment	(16)	-	4	(449)	(461)

Gross deferred tax liabilities at December 31, 2023	(25,555)	-	(3,717)	(55,008)	(84,280)

Schedule of Deferred Tax Assets	Deferred tax assets
Lease liabilities
US$
At January 1, 2021	-
Effect of adoption of amendments to IAS 12	71,874

At January 1, 2022 (restated)	71,874
Deferred tax credited to profit or loss (restated)	50,682
Exchange realignment (restated)	522

Gross deferred tax assets at December 31, 2022 and January 1, 2023 (restated)	123,078
Deferred tax charged to profit or loss	(68,519)
Exchange realignment	449

Gross deferred tax assets at December 31, 2023	55,008

Schedule of Analysis of the Deferred Tax Balances	The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:
	2023	2022
	US$	US$
Net deferred tax assets recognized in the consolidated statement of financial position	-	-

Net deferred tax liabilities recognized in the consolidated statement of financial position	29,272	35,540